Share-Based Compensation - Aggregate Intrinsic Value of Outstanding Stock Options (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Share-based Payment Arrangement [Abstract]
Vested and exercisable	$ 0
Unvested	280
Total outstanding	$ 280